LIQUIDITY (Details) ¥ in Millions, $ in Millions	Feb. 29, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Aug. 31, 2019 item
LIQUIDITY
Proceeds from Sale and Collection of Receivables	$ 1.8	¥ 12.5
Number Of Shareholders in Commitment			2
Years Of Commitments Letter			3 years